Transfers of Financial Assets	12 Months Ended
Dec. 31, 2022
Transfers of Financial Assets [Abstract]
Disclosure of transfers of financial assets [text block]
20 –
Transfer of Financial Assets, Assets Pledged and Received as Collateral
The Group enters into transactions in which it transfers financial assets held on the balance sheet and as a result may either be eligible to derecognize the transferred asset in its entirety or must continue to recognize the transferred asset to the extent of any continuing involvement, depending on certain criteria. These criteria are discussed in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.
Where financial assets are not eligible to be derecognized, the transfers are viewed as secured financing transactions, with any consideration received resulting in a corresponding liability. The Group is not entitled to use these financial assets for any other purposes. The most common transactions of this nature entered into by the Group are repurchase agreements, securities lending agreements and total return swaps, in which the Group retains substantially all of the associated credit, equity price, interest rate and foreign exchange risks and rewards associated with the assets as well as the associated income streams.
Information on asset types and associated transactions that did not qualify for derecognition
in € m.	Dec 31, 2022	Dec 31, 2021
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	30,201	44,898
Securities lending agreements	8,313	5,444
Total return swaps	1,461	1,766
Other	4,480	4,028
Total trading securities	44,455	56,136
Other trading assets	171	244
Non-trading financial assets mandatory at fair value through profit or loss	1,077	760
Financial assets at fair value through other comprehensive income	2,351	5,642
Loans at amortized cost[1]	104	13
Others	3,815	481
Total	51,973	63,276
Carrying amount of associated liabilities	43,820	57,522

¹Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2022 and December 31, 2021. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.
Carrying value of assets transferred to the Group has continuing involvement
in € m.	Dec 31, 2022	Dec 31, 2021
Carrying amount of the original assets transferred
Trading securities	1,059	1,050
Non-trading financial assets mandatory at fair value through profit or loss	328	308
Carrying amount of the assets continued to be recognized
Trading securities	34	61
Non-trading financial assets mandatory at fair value through profit or loss	16	15
Carrying amount of associated liabilities	95	102

The Group could retain some exposure to the future performance of a transferred asset either through new or existing contractual rights and obligations and still be eligible to derecognize the asset. This ongoing involvement will be recognized as a new instrument which may be different from the original financial asset that was transferred. Typical transactions include retaining senior notes of non-consolidated securitizations to which originated loans have been transferred; financing arrangements with structured entities to which the Group has sold a portfolio of assets; or sales of assets with credit-contingent swaps. The Group’s exposure to such transactions is not considered to be significant as any substantial retention of risks associated with the transferred asset will commonly result in an initial failure to derecognize. Transactions not considered to result in an ongoing involvement include normal warranties on fraudulent activities that could invalidate a transfer in the event of legal action, qualifying pass-through arrangements and standard trustee or administrative fees that are not linked to performance.
The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2022			Dec 31,2021
in € m.	Carrying value	Fair value	Maximum Exposure to Loss¹	Carrying value	Fair value	Maximum Exposure to Loss¹
Loans at amortized cost
Securitization notes	357	321	321	283	302	302
Other	0	0	0	0	0	0
Total loans at amortized cost	357	321	321	283	302	302
Financial assets held at fair value through profit or loss
Securitization notes	30	30	30	29	29	29
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0	0	465	465	465
Total financial assets held at fair value through profit or loss	30	30	30	494	494	494
Financial assets at fair value through other comprehensive income:
Securitization notes	739	629	629	709	713	713
Other	0	0	0	0	0	0
Total financial assets at fair value through other comprehensive income	739	629	629	709	713	713
Total financial assets representing on-going involvement	1,126	981	981	1,486	1,509	1,509
Financial liabilities held at fair value through profit or loss
Non-standard Interest Rate, cross-currency or inflation-linked swap	0	0	0	8	8	0
Total financial liabilities representing on-going involvement	0	0	0	8	8	0

[1] The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.
The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2022			Dec 31,2021
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	41	112	(8)	30	81	48
Non-standard Interest Rate, cross-currency or inflation-linked swap	(0)	(0)	0	41	41	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	40	112	(8)	72	123	48

The Group pledges assets primarily as collateral against secured funding and for repurchase agreements, securities borrowing agreements as well as other borrowing arrangements and for margining purposes on OTC derivative liabilities. Pledges are generally conducted under terms that are usual and customary for standard securitized borrowing contracts and other transactions described.
As at December 31, 2022 the bank had securitized loans of € 28 billion and the secured own bonds were pledged as collateral into the ECBs TLTRO program or market standard securities financing transactions. The encumbered loans below includes this balances.
Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities[1]
in € m.	Dec 31, 2022	Dec 31, 2021
Financial assets at fair value through profit or loss	37,216	51,165
Financial assets at fair value through other comprehensive income	2,375	6,395
Loans	73,305	79,485
Other	5,306	611
Total	118,202	137,656

[1] Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
Total assets pledged to creditors available for sale or repledge[1]
in € m.	Dec 31, 2022	Dec 31, 2021
Financial assets at fair value through profit or loss	40,997	48,426
Financial assets at fair value through other comprehensive income	1,408	5,252
Loans	2,716	2,073
Other	593	481
Total	45,715	56,233

[1] Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
The Group receives collateral primarily in reverse repurchase agreements, securities lending agreements, derivatives transactions, customer margin loans and other transactions. These transactions are generally conducted under terms that are usual and customary for standard secured lending activities and the other transactions described. The Group, as the secured party, has the right to sell or re-pledge such collateral, subject to the Group returning equivalent securities upon completion of the transaction. This right is used primarily to cover short sales, securities loaned and securities sold under repurchase agreements.
Fair Value of collateral received
in € m.	Dec 31, 2022	Dec 31, 2021
Securities and other financial assets accepted as collateral	309,107	260,003
Of which:
Collateral sold or repledged	254,856	222,232